GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | item	1
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 15,273	$ 13,938	$ 13,711
Real Estate Property, net	214,840	185,204	209,761
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,503	12,830	12,973
Real Estate Property, net	165,371	$ 166,921	$ 187,990
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,914
Real Estate Property, net	30,820
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	856	$ 1,108	$ 738
Real Estate Property, net	$ 18,649	$ 18,283	$ 21,771